FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CARRYING AMOUNT
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,619.8	$ 813.2
FAIR VALUE
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,885.3	$ 850.6